Loss on Sale of Swedish Subsidiary - Schedule of sale of net assets (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash	$ 5,318,922	$ 40,290,513	$ 5,130,127
Amounts receivable and prepaids	7,978,327	8,768,109
Total current assets	200,298,403	107,540,078
Receivable from Bikupa	1,815,964	0
Total assets	452,274,331	178,330,730
Current liabilities
Accounts payable and accrued liabilities	$ 12,376,825	3,478,137
Boden Technologies Ab [Member]
Current assets
Cash		464,123
Amounts receivable and prepaids		7,693,866
Total current assets		8,157,989
Receivable from Bikupa		18,361,495
Total assets		26,519,484
Current liabilities
Accounts payable and accrued liabilities		1,255,801
Net Assets		$ 25,263,683